7. Income Taxes (Details Narrative)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes Details Narrative
Income tax, applicable tax rate (in percent)	27.90%	27.90%	31.40%